Revenues (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 item	Dec. 31, 2025 USD ($) item	Dec. 31, 2025 MXN ($) item	Dec. 31, 2025 item kg	Dec. 31, 2025 item lb	Dec. 31, 2025 item	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Revenues
Time period that maximum rates for airport concessions are established	5 years
Number of passengers that a work load unit is equivalent to | item	1	1	1	1	1	1
Weight of cargo that a work load unit is equivalent to				100	220
Aeronautical services:
Domestic TUA			$ 6,560,417				$ 6,035,480	$ 6,150,256
International TUA			2,262,770				1,918,372	1,686,799
Landing charges			403,494				352,028	329,770
Platform for embarking and disembarking			309,782				263,346	238,054
Aircraft parking charges on extended stay or overnight			78,959				67,340	59,556
Domestic and international passenger and carry-on baggage check			101,541				91,432	81,490
Aerocars and jetways			54,399				32,817	32,664
Other airport services, leases and regulated access rights			419,358				376,070	353,068
Total revenues from aeronautical services		$ 566,113	10,190,720				9,136,885	8,931,657
Commercial activities
Car parking charges			512,733				452,160	418,525
Advertising			92,858				98,060	82,512
Retail operations			202,645				168,171	151,477
Food and beverage			365,735				299,941	245,311
Car rental operators			268,540				270,774	245,225
Time share developers			19,341				18,112	17,899
Financial services			15,781				13,439	13,705
Communication and services			16,141				16,123	17,788
Services to passenger			5,499				4,826	4,893
VIP lounges			202,581				155,712	103,355
Other services			96,291				81,624	70,799
Total revenue from commercial activities			1,798,145				1,578,942	1,371,489
Diversification activities:
Hotel services			471,400				454,052	379,303
OMA Carga			457,584				421,705	346,441
Real estate services			44,104				43,172	35,457
Industrial services			187,896				130,303	80,967
Other services			33,645				26,957	15,374
Total diversification activities			1,194,629				1,076,189	857,542
Complementary activities:
Leasing of space			148,181				128,140	110,314
Access rights			36,119				31,489	29,936
Checked baggage inspection			271,838				249,870	246,930
Other services			11,346				11,251	11,212
Total of complimentary activities			467,484				420,750	398,392
Total revenue from non-aeronautical services		$ 192,224	$ 3,460,258				$ 3,075,881	$ 2,627,423
Percentage of revenues generated by the Monterrery, Acapulco, Mazatlan, Culiacan, Chihuahua, Ciudad Juarez and Zihuatanejo airports						75.00%	75.00%	75.00%